NOTES PAYABLE AND CONVERTIBLE NOTE PAYABLES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
NOTES PAYABLE AND CONVERTIBLE NOTE PAYABLES
Schedule of Convertible Notes Payable
Name	Original Note Date	Due Date	Interest Rate	June 30, 2023

Related Party Notes Payable:
Willy A. Saint-Hilaire	02/28/2022	02/28/2023	12%	4,500
Mohammad Sadrolashrafi	11/17/2022	11/17/2023	12%	5,000
Mike Zaman Irrevocable Trust	03/23/2023	03/23/2024	12%	18,000
Mike Zaman Irrevocable Trust	05/08/2023	05/08/2024	12%	5,800
Mike Zaman Irrevocable Trust	06/02/2023	06/02/2024	12%	2,500
Mike Zaman Irrevocable Trust	06/20/2023	06/20/2024	12%	3,000
Total Related Party Notes Payable				38,800
Related Party Convertible Notes Payable:
Willy A. Saint-Hilaire	04/06/2021	04/06/2022	12%	-
Willy A. Saint-Hilaire	04/16/2021	04/16/2022	12%	-
Willy A. Saint-Hilaire	04/21/2021	04/21/2022	12%	800
Willy A. Saint-Hilaire	04/30/2021	04/30/2022	15.15%	2,750
Willy A. Saint-Hilaire	05/04/2021	05/04/2022	15.15%	750
Jamie Hadfield	04/07/2022	04/07/2023	12%	10,000
Mike Zaman Irrevocable Trust	12/25/2022	12/25/2023	12%	2,000
Mike Zaman	01/11/2023	01/11/2024	12%	1,100
Mike Zaman Irrevocable Trust	01/23/2023	01/23/2024	12%	2,500
Mike Zaman Irrevocable Trust	01/31/2023	01/31/2024	12%	1,000
Mike Zaman Irrevocable Trust	02/14/2023	02/14/2024	12%	10,000
Total Convertible Related Party Notes Payable				30,900
Less: Debt Discount				0
Convertible Notes Payable, net of Discount - Related Party				30,900

	Original	Due	Interest	Conversion	Dec. 31,
Name	Note Date	Date	Rate	Rate	2022

Related Party Notes Payable:
Willy A. Saint-Hilaire	03/12/2021	03/12/2022	16%	$-	-
Willy A. Saint-Hilaire	02/28/2022	02/28/2023	12%	$-	4,500
Mohammad Sadrolashrafi	11/17/2022	11/17/2023	12%		5,000
Total Related Party Notes Payable					9,500
Related Party Convertible Notes Payable:
Willy A. Saint-Hilaire	04/06/2021	04/06/2022	12%	$-	900
Jamie Hadfield	04/07/2022	04/07/2023	12%	$-	10,000
Willy A. Saint-Hilaire	04/16/2021	04/16/2022	12%	$-	1,518
Willy A. Saint-Hilaire	04/21/2021	04/21/2022	12%	$-	1,110
Shahram Khial	04/22/2021	04/22/2022	12%	$-	-
Willy A. Saint-Hilaire	04/30/2021	04/30/2022	15.15%	$-	2,750
Willy A. Saint-Hilaire	05/04/2021	05/04/2022	15.15%	$-	750
Willy A. Saint-Hilaire	05/21/2021	05/21/2022	0%	$-	-
Mohammad Sadrolashrafi	09/09/2022	09/09/2023	12%	$-	-
Mike Zaman Irrevocable Trust	12/25/2022	12/25/2023	12%		$2,000
Total Convertible Related Party Notes Payable					19,028
Less: Debt Discount					0
Convertible Notes Payable, net of Discount - Related Party					19,028
	Original	Due	Interest	Conversion	Dec. 31,
Name	Note Date	Date	Rate	Rate	2021

Related Party Notes Payable:
Willy A. Saint-Hilaire	03/12/2021	03/12/2022	16%	$-	3,912
Related Party Convertible Notes Payable:
Willy A. Saint-Hilaire	04/06/2021	04/06/2022	12%	$-	2,500
Willy A. Saint-Hilaire	04/16/2021	04/16/2022	12%	$-	1,518
Willy A. Saint-Hilaire	04/21/2021	04/21/2022	12%	$-	1,110
Shahram Khial	04/22/2021	04/22/2022	12%	$-	3,500
Willy A. Saint-Hilaire	04/30/2021	04/30/2022	15.15%	$-	2,750
Willy A. Saint-Hilaire	05/04/2021	05/04/2022	15.15%	$-	750
Willy A. Saint-Hilaire	05/21/2021	05/21/2022	0%	$-	6,300
Total Convertible Related Party Notes Payable					18,428
Less: Debt Discount					0
Convertible Notes Payable, net of Discount - Related Party					-

Third Party Non-Convertible Notes Payable:
Small Business Administration – EIDL	04/30/2020	04/30/2050	3.75%		$4,000
Total Third Party Non-Convertible Notes Payable					4,000